Supplemental Cash Flow Information (Net Changes In Components Of Operating Assets And Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Increase (decrease) in Accounts receivable	$ 95,014	$ (96,300)	$ (34,299)
Increase (decrease) in Inventories	38,501	1,720	14,074
Increase (Decrease) in Deferred Charges	(8,935)	0	0
Increase (decrease) in Other current assets	62,305	(39,170)	(9,593)
Increase (decrease) in Accounts payable	(73,307)	41,718	53,146
Increase (decrease) in Accrued liabilities	(35,624)	45,846	(10,263)
Net changes in components of operating assets and liabilities	$ 77,954	$ (46,186)	$ 13,065